Stock Based Compensation (Details) (CAD)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of options outstanding
Number of options outstanding, Beginning Balance	11,142,450	7,150,544	5,492,290
Weighted average exercise price outstanding, Beginning Balance	34.22	34.26	41.01
Number of options exercisable outstanding, Beginning Balance	3,362,116	4,988,544	5,448,290
Number of options, Granted		6,341,000	2,150,000
Weighted average exercise price, Granted		34.04	16.55
Number of options, Exercised	(2,737,253)	(1,504,616)	(93,578)
Weighted average exercise price, Exercised	33.28	34.31	31.51
Number of options exercisable, Exercised	(2,737,253)	(1,504,616)	(93,578)
Number of options, Cancelled	(1,585,830)	(844,478)	(398,168)
Weighted average exercise price, Cancelled	47.64	33.04	32.36
Number of options exercisable, Cancelled	(1,474,164)	(844,478)	(378,168)
Number of options, Vested	0	0	0
Weighted average exercise price, Vested	0.00	0.00	0.00
Number of options exercisable, Vested	2,868,001	722,666	12,000
Number of options outstanding, Ending Balance	6,819,367	11,142,450	7,150,544
Weighted average exercise price outstanding, Ending Balance	31.48	34.22	34.26
Number of options exercisable outstanding, Ending Balance	2,018,700	3,362,116	4,988,544